Label	Element	Value
(ALLSPRING MULTI-ASSET FUNDS) | (ALLSPRING Spectrum Aggressive Growth Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund incorporates a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	For each Fund, in the sections entitled “Fund Summary” and “Details About the Funds,” the “Range” indicated in the Portfolio Asset Allocation table for each derivatives overlay strategy is deleted.
(ALLSPRING MULTI-ASSET FUNDS) | (ALLSPRING Spectrum Conservative Growth Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	For each Fund, in the sections entitled “Fund Summary” and “Details About the Funds,” the “Range” indicated in the Portfolio Asset Allocation table for each derivatives overlay strategy is deleted.
(ALLSPRING MULTI-ASSET FUNDS) | (ALLSPRING Spectrum Growth Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	For each Fund, in the sections entitled “Fund Summary” and “Details About the Funds,” the “Range” indicated in the Portfolio Asset Allocation table for each derivatives overlay strategy is deleted.
(ALLSPRING MULTI-ASSET FUNDS) | (ALLSPRING Spectrum Income Allocation Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	For each Fund, in the sections entitled “Fund Summary” and “Details About the Funds,” the “Range” indicated in the Portfolio Asset Allocation table for each derivatives overlay strategy is deleted.
(ALLSPRING MULTI-ASSET FUNDS) | (ALLSPRING Spectrum Moderate Growth Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	For each Fund, in the sections entitled “Fund Summary” and “Details About the Funds,” the “Range” indicated in the Portfolio Asset Allocation table for each derivatives overlay strategy is deleted.